Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation [Abstract]
Schedule of Changes in Consolidated Financial Statements in Current and Future years
The effect of these changes on the consolidated financial statements, in current and future years is as follows:

	2017	2018	2019	2020	2021	Subsequently
	NIS millions
Decrease (Increase) in depreciation expenses	19	33	17	5	6	(80

Schedule of Effect on Consolidated Statements of Financial Position
The table hereunder summarizes the effects of the transition to IFRS 9 on the opening balances of assets and liabilities and retained earnings, including the tax effect:

	According to the previous policy	Effect of the standard*	According to IFRS 9
	NIS millions
Trade and other receivables (including long-term amounts) (1)	2,175	(12)	2,163
Debentures, including current maturities (2)	(2,900)	(34)	(2,934)
Deferred tax liabilities	(131)	10	(121)
Retained earnings	(1,436)	36	(1,400)

1)
The standard includes a new ‘expected credit loss’ model, which following its application, the amount of the provision for impairment of all the financial assets decreased by an amount of NIS 12 million as at January 1, 2018.

2)
According to the standard, in cases that a change in terms or exchange of financial liabilities is immaterial and does not lead to de-recognition, the new cash flows should be discounted at the original effective interest rate, with the difference between the present value of the financial liability having the new terms and the present value of the original financial liability being recognized in profit or loss. As a result of applying the standard, the carrying amount of a Series of debentures whose terms were changed and for which a new effective interest rate was calculated at the time of the change in terms according to IAS 39, was recalculated from the date of the change in terms using the original effective interest rate. Accordingly, the balance of the liability decreased by the amount of NIS 34 million.